Debt (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Line of Credit Facility
Line of credit facility, effective date of amendment	Mar. 30, 2012
Line of credit facility, available borrowing capacity	$ 300.0		$ 150.0
Line of credit facility, maximum borrowing capacity	450.0		300.0
Line of credit facility, collateral	The Amended Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our subsidiaries and secured by substantially all of our assets.
Line of credit facility, borrowing capacity, description	Borrowings are available under the Amended Revolving Credit Facility up to the total available revolving capacity of the facility.
Line of credit facility, amount outstanding	118.0
Letters of credit, amount outstanding	0.3
Line of credit facility, unused credit availability	$ 181.7
Line of credit facility, remaining percentage of eligible borrowing base	61.00%
Line of credit facility, maturity date	Apr. 25, 2014
30 day Eurodollar (LIBOR) Rate	0.25%	[1]
Eurodollar Margin	2.50%	[1]
Base Rate	3.25%	[1]
Base Rate Margin	1.50%	[1]
Commitment Fee (unused portion)	0.50%	[1]

[1]	We have the option to elect if the borrowings will bear interest at either a base rate plus the base rate margin, or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. Letters of credit outstanding under the Amended Revolving Credit Facility incur fees at the Eurodollar margin rate.